Capital Stock - Conditional Restricted Stock (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested at January 1, 2013, Weighted Average Grant Date Fair Value	$ 97.34
Granted, Weighted Average Grant-Date Fair Value	$ 82.95
Vested, Weighted Average Grant-Date Fair Value	$ 96.79
Forfeited, Weighted Average Grant-Date Fair Value	$ 88.61
Non-vested at December 31, 2013, Weighted Average Grant Date Fair Value	$ 86.70
Conditional Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Shares, nonvested, Beginning Balance, Shares	1,306,000
Granted, Shares	1,232,000
Vested, Shares
Cancelled, Shares	(1,369,000)
Forfeited or cancelled, Shares	(149,000)
Restricted Shares, nonvested, Ending Balance, Shares	1,020,777
Non-vested at January 1, 2013, Weighted Average Grant Date Fair Value	$ 78.40
Granted, Weighted Average Grant-Date Fair Value	$ 79.60
Vested, Weighted Average Grant-Date Fair Value	$ 79.49
Cancelled, Weighted Average Grant-Date Fair Value	$ 83.34
Forfeited, Weighted Average Grant-Date Fair Value	$ 78.09
Non-vested at December 31, 2013, Weighted Average Grant Date Fair Value	$ 73.73